MUZINICH HIGH INCOME FLOATING RATE FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 5.0%
Capital Goods: 0.8%
	BCD Acquisition Inc
100,000	9.625%, 9/15/23 [1]	$83,497

Diversified Financial Services: 1.0%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
100,000	6.750%, 2/1/24	97,375

Energy: 1.1%
	CITGO Petroleum Corp
100,000	6.250%, 8/15/22 [1]	90,748
	Gulfport Energy Corp
75,000	6.625%, 5/1/23	21,632
		112,380
Steel: 1.0%
	Allegheny Technologies Inc
100,000	7.875%, 8/15/23	97,096

Telecommunications: 1.1%
	Sprint Corp
100,000	7.875%, 9/15/23	110,384

TOTAL CORPORATE BONDS
(Cost $590,212)		500,732

BANK LOANS: 92.0%
Aerospace/Defense: 2.3%
	Transdigm G (02/20)
246,856	3.239%, (1 Month LIBOR + 2.250%), 4/30/20 [2,3]	231,798

Automotive & Auto Parts: 4.4%
	Autokiniton (9/19)
149,063	6.739%, (1 Month LIBOR + 5.750%), 4/30/20 [2,3]	122,604
	IXS (2/20) B
150,000	6.000%, (3 Month LIBOR + 5.000%), 3/5/27 [2,3]	113,250
	Trico Group Incremental B-2
237,500	8.450%, (3 Month LIBOR + 7.000%), 6/30/20 [2,3]	207,812
		443,666
Broadcasting: 4.2%
	Allen Media B (1/20)
75,000	7.231%, (3 Month LIBOR + 5.500%), 2/10/27 [2,3]	63,000
	Gray Television C (10/18)
63,723	3.493%, (1 Month LIBOR + 2.500%), 5/4/20 [2,3]	59,964
	Nexstar Broadcasting B4 (6/19)
144,094	3.735%, (1 Month LIBOR + 2.750%), 5/1/20 [2,3]	135,880
	Sinclair Television Group B2B
99,500	3.210%, (1 Month LIBOR + 2.500%), 4/15/20 [2,3]	95,023
	Terrier Media Buyer (Cox Media) B
74,813	5.700%, (3 Month LIBOR + 4.250%), 6/30/20 [2,3]	67,892
		421,759

Building Materials: 1.7%
	USIC Holdings B (US Infrastructure)
198,021	4.250%, (1 Month LIBOR + 3.250%), 4/30/20 [2,3]	168,813

Cable/Satellite TV: 2.3%
	Cogeco Communications (USA) II B
243,756	2.989%, (1 Month LIBOR + 2.000%), 4/30/20 [2,3]	231,162

Capital Goods: 4.8%
	Safety Products / JHC Acquisition Corp
122,864	5.572%, (6 Month LIBOR + 4.500%), 9/30/20 [2,3]	101,362
	Safety Products / JHC Acquisition Corp DD
15,080	5.489%, (1 Month LIBOR + 4.500%), 4/30/20 [2,3]	12,441
	SLV New
EUR 485,825	4.250%, (1 Month EURIBOR + 4.250%), 9/30/20 [2,3]	365,695
		479,498
Chemicals: 2.7%
	PQ Corp B-1 (3rd Amend)
212,078	4.027%, (3 Month LIBOR + 2.250%), 4/30/20 [2,3]	197,763
	Rohm Holding USD
99,749	6.779%, (6 Month LIBOR + 5.000%), 7/31/20 [2,3]	70,822
		268,585
Consumer-Products: 4.1%
	Knowlton Development Corp B
174,559	4.739%, (1 Month LIBOR + 3.750), 4/30/20 [2,3]	151,866
	Sunshine Luxembourg VII USD B1
124,688	5.322%, (6 Month LIBOR + 4.250), 9/30/20 [2,3]	113,466
	TGP Holdings III (Traeger Grills) (03/18)
198,481	6.027%, (3 Month LIBOR + 4.250), 4/30/20 [2,3]	151,838
		417,170
Containers: 1.1%
	Liqui-Box B
125,000	6.147%, (3 Month LIBOR + 4.500%), 2/26/27 [2,3]	108,125

Diversified Media: 0.6%
	Clear Channel Outdoor Holdings B
74,625	4.489%, (1 Month LIBOR + 3.500%), 4/30/20 [2,3]	63,431

Environmental: 1.9%
	GFL Environmental B
194,962	3.989%, (1 Month LIBOR + 3.000%), 4/30/20 [2,3]	190,007

Food/Beverage/Tobacco: 1.7%
	H-Food (Hearthside Food)
122,481	4.677%, (1 Month LIBOR + 3.688%), 4/30/20 [2,3]	103,905
	US Foods B (08/19)
74,625	3.072%, (1 Month LIBOR + 2.000%), 9/30/20 [2,3]	68,804
		172,709
Gaming: 5.6%
	Gamesys Group EUR
EUR 500,000	3.750%, (3 Month EURIBOR + 3.750%), 5/18/20 [2,3]	515,606
	PCI Gaming
65,870	3.489%, (1 Month LIBOR + 2.500%), 4/30/20 [2,3]	54,606
		570,212

Healthcare: 13.7%
	Air Methods B (ASP AMC)
148,473	4.950%, (3 Month LIBOR + 3.500%), 6/30/20 [2,3]	106,076
	Aldevron B
75,000	5.700%, (3 Month LIBOR + 4.250%), 6/30/20 [2,3]	70,875
	Amneal Pharmaceuticals Initial
237,581	5.125%, (1 Month LIBOR + 3.500%), 3/31/20 [2,3]	206,300
	Curium BidCo B (EUR)
EUR 250,000	3.750%, (3 Month EURIBOR + 3.750%), 6/30/20 [2,3]	240,570
	Mallinckrodt International B
467,597	4.200%, (3 Month LIBOR + 2.750%), 6/30/20 [2,3]	320,304
	Rodenstock B EUR
EUR 500,000	5.250%, (3 Month EURIBOR + 5.250%), 6/15/26 [2,3]	441,160
		1,385,285
Insurance: 2.2%
	USI Incremental
246,835	3.989%, (1 Month LIBOR + 3.000%), 4/30/20 [2,3]	227,706

Leisure: 1.0%
	GBT Group Services (Global Business Travel)
49,250	4.207%, (3 Month LIBOR + 2.500%), 5/13/20 [2,3]	43,094
	United PF Holdings (12/19)
66,737	5.450%, (3 Month LIBOR + 4.000%), 6/30/20 [2,3]	49,719
	United PF Holdings DD (12/19)
8,263	5.450%, 6/30/20 [2,3,4,5]	6,156
		98,969
Metals/Mining: 2.6%
	AMG Advanced Metallurgical
243,110	3.989%, (1 Month LIBOR + 3.000%), 4/30/20 [2,3]	213,937
	Arconic Rolled Products Corporation
50,000	3.700%, 3/25/27 [2,3,4,5]	45,750
		259,687
Services: 9.7%
	APi Group B (J2 Acquisition)
99,750	4.103%, (1 Month LIBOR + 2.500%), 3/31/20 [2,3]	86,346
	Capri Acquisitions (Redtop/CPA Global)
108,683	4.777%, (3 Month LIBOR + 3.000%), 4/30/20 [2,3]	94,283
	Evergood TL B1E (Nets)
EUR 534,511	3.250%, (3 Month EURIBOR + 3.250%), 6/8/20 [2,3]	537,193
	Frontdoor (AHS Holding)
145,266	3.500%, (1 Month LIBOR + 2.500%), 4/30/20 [2,3]	140,181
	Gems Menasa (Global Education Management) (GEMS Education)
148,878	6.613%, (3 Month LIBOR + 5.000%), 5/29/20 [2,3]	124,313
		982,316
Steel: 1.8%
	Zekelman Industries (JMC Steel) (01/20)
200,000	3.209%, (1 Month LIBOR + 2.250%), 4/24/20 [2,3]	185,000

Technology: 12.7%
	Buzz Merger Sub (Worldwide Vision) B
50,000	3.739%, (1 Month LIBOR + 2.750%), 4/30/20 [2,3]	46,250
	Dawn Acquisition
246,875	5.200%, (3 Month LIBOR + 3.750%), 6/30/20 [2,3]	190,526
	DCert Buyer (Digicert)
125,000	4.989%, (1 Month LIBOR + 4.000%), 4/30/20 [2,3]	112,396
	EagleView Technology Corporation (6/18)
149,244	5.113%, (3 Month LIBOR + 3.500%), 5/29/20 [2,3]	126,858
	Maxar Technologies B (MacDonald Dettwiler)
92,253	4.200%, (1 Month LIBOR + 2.750%), 10/5/24 [2,3]	79,645
	SuperMoose Borrower (CentralSquare Tech) B
296,250	5.200%, (3 Month LIBOR + 3.750%), 6/30/20 [2,3]	238,777
	Surf Holdings B (Sophos Group)
125,000	4.814%, (3 Month LIBOR + 3.500%), 3/5/27 [2,3]	112,188
	Toro Private (03/19) (Travelport Finance)
248,750	6.072%, (6 Month LIBOR + 5.000%), 9/30/20 [2,3]	163,180
	Triton Solar US B
266,053	7.072%, (6 Month LIBOR + 6.000%), 9/30/20 [2,3]	211,735
		1,281,555
Telecommunications: 5.4%
	Iridium Satellite (11/19)
50,000	4.750%, (1 Month LIBOR + 3.750%), 4/30/20 [2,3]	47,750
	Level 3 Financing B (11/19)
50,000	2.739%, (1 Month LIBOR + 1.750%), 4/30/20 [2,3]	47,156
	SFR Group B11 1L 4/17
70,000	4.200%, 7/31/25 [2,3,4,5]	64,925
	Telesat Canada B-5
224,438	3.740%, (1 Month LIBOR + 2.750%), 4/30/20 [2,3]	215,460
	Zayo Group Holdings Initial Dollar
175,000	3.989%, (1 Month LIBOR + 3.000%), 3/9/27 [2,3]	166,250
		541,541
Transportation Excluding Air/Rail: 1.8%
	Yak Access B
243,590	6.450%, (3 Month LIBOR + 5.000%), 6/30/20 [2,3]	180,256

Utilities: 3.7%
	Calpine Corporation B-5
243,577	3.240%, (1 Month LIBOR + 2.250%), 4/30/20 [2,3]	235,417
	Edgewater (Spade Facilities)
97,817	5.353%, (1 Month LIBOR + 3.750%), 3/31/20 [2,3]	80,577
	Heritage Power B
74,625	7.771%, (6 Month LIBOR + 6.000%), 4/30/20 [2,3]	61,566
		377,560
TOTAL BANK LOANS
(Cost $10,740,353)		9,286,810

TOTAL INVESTMENTS IN SECURITIES: 97.0%
(Cost $11,330,565)		9,787,542
Other Assets in Excess of Liabilities: 3.0%		303,215
TOTAL NET ASSETS: 100.0%		$10,090,757

†	In USD unless otherwise indicated.
EUR -	Euro
EURIBOR -	Euro Interbank Offered Rate
LIBOR -	London Interbank Offered Rate
USD -	United States Dollar

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2020 the value of these securities amounted to $174,245 or 1.7% of net assets.

[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Variable rate security; rate shown is the rate in effect on March 31, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]	All or a portion of the loan may be unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2020 (Unaudited)

The Muzinich High Income Floating Rate Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

							Unrealized
Settlement	Currency		U.S. Dollar Value at	Currency		U.S. Dollar Value at	Appreciation
Date	to be Delivered		March 31, 2020	to be Received		March 31, 2020	(Depreciation)
6/16/20	EUR	2,190,000	$2,422,542		$2,444,784	$2,444,784	$22,242
6/16/20		$420,251	420,251	EUR	390,000	431,412	11,161
			$2,842,793			$2,876,196	$33,403

Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and derivative positions as of March 31, 2020. See the Schedule of Investments
for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$500,732	$–	$500,732
Bank Loans	–	9,286,810	–	9,286,810
Total Assets	$–	$9,787,542	$–	$9,787,542
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$–	$33,403	$–	$33,403

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.